Consolidated Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Commission and fee income		$ 1,618.1	$ 1,342.4	$ 651.0
Commission and fee expense		(762.0)	(637.5)	(299.2)
Net commission income		856.1	704.9	351.8
Net trading income		492.4	411.4	325.3
Interest income		765.2	591.8	194.4
Interest expense		(538.1)	(470.2)	(165.0)
Net interest income		227.1	121.6	29.4
Net physical commodities income		19.1	6.7	4.6
Revenue		1,594.7	1,244.6	711.1
Expenses:
Compensation and benefits		(971.1)	(770.3)	(438.6)
Depreciation and amortisation		(29.5)	(27.1)	(13.8)
Other expenses		(306.3)	(237.4)	(147.8)
Impairment of goodwill		0.0	(10.7)	(53.9)
Provision for credit losses		1.7	(7.1)	(9.5)
Bargain purchase gain on acquisitions		0.0	0.3	71.6
Other income		6.3	3.4	2.8
Share of results in associates and joint ventures		0.0	0.8	(0.3)
(Loss)/profit before tax		295.8	196.5	121.6
Tax		(77.8)	(55.2)	(23.4)
Profit after tax		218.0	141.3	98.2
Attributable to:
Ordinary shareholders of the company		204.7	128.0	91.6
Other equity holders	[1]	$ 13.3	$ 13.3	$ 6.6
Earnings per share
Basic (in dollars per share)	[2]	$ 2.96	$ 1.94	$ 1.39
Diluted (in dollars per share)	[2]	$ 2.72	$ 1.82	$ 1.36

[1]	Other equity holders relate to holders of AT1 securities.
[2]	Earnings per share has been restated due to the reverse share split. Refer to note 33 for further information.